Commitments And Contingent Liabilities (Aggregate Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
2012	$ 2,675
2013	1,744
2014	1,117
2015	63
Operating leases, total	$ 5,599